Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total Revenue	$ 280,117	$ 187,946	$ 227,288
Asia
Total Revenue	211,070	118,176	140,177
Europe
Total Revenue	33,077	28,547	34,653
United States
Total Revenue	$ 35,970	$ 41,223	$ 52,458